Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Business Segment Information
Schedule of segment operating

	Year ended December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$29,167	$28,538	$5,486	$498	$63,689
Intersegment sale	—	9,079	6,212	5,707	20,998
Interest expense	2	253	1,554	—	1,809
Depreciation, depletion and amortization	4,637	5,740	321	1	10,699
Income (loss) before income taxes	1,012	(19,457)	2,900	(8,411)	(23,956)

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$40,335	$23,428	$6,527	$1,001	$71,291
Intersegment sale	—	3,385	6,663	4,371	14,419
Interest expense	2	202	1,715	16	1,935
Depreciation, depletion and amortization	4,911	5,754	357	1	11,023
Income (loss) before income taxes	26,892	(4,739)	736	(5,342)	17,547

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$31,360	$17,666	$10,406	$—	$59,432
Intersegment sale	—	62	2,927	737	3,726
Interest expense	—	31	1,834	16	1,881
Depreciation, depletion and amortization	5,225	5,833	410	2	11,470
Income (loss) before income taxes	25,293	(1,229)	832	(13,717)	11,179

	As at December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$211,462	$112,403	$123,864	$27,748	$475,477

	As at December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$216,900	$148,426	$96,934	$47,706	$509,966

	As at December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$51,896	$39,312	$50,902	$860	$142,970

	As at December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$49,566	$44,703	$42,480	$683	$137,432

Schedule of cash flow by operating segments

	Year ended December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) provided by operating activities	$3,866	$22,411	$6,949	$(2,589)	$30,637
Cash used in investing activities	—	(3)	(4,670)	(4)	(4,677)
Cash used in financing activities	—	(148)	(521)	(16,523)	(17,192)
Exchange rate effect on cash	3	(72)	1,625	(1,480)	76
Change in cash	$3,869	$22,188	$3,383	$(20,596)	$8,844

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$27,400	$1,836	$260	$(36,133)	$(6,637)
Cash used in investing activities	—	(1)	(970)	—	(971)
Cash used in financing activities	—	(208)	(216)	—	(424)
Exchange rate effect on cash	(2)	476	(3,389)	2,268	(647)
Change in cash	$27,398	$2,103	$(4,315)	$(33,865)	$(8,679)

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$11,394	$2,298	$(3,620)	$(31,343)	$(21,271)
Cash (used in) provided by investing activities	—	(111)	4,185	(655)	3,419
Cash provided by (used in) financing activities	80	(284)	(197)	(97)	(498)
Exchange rate effect on cash	(35)	1,461	4,055	(1,853)	3,628
Change in cash	$11,439	$3,364	$4,423	$(33,948)	$(14,722)

Schedule of geographic information

Years ended December 31:	2022	2021	2020
Canada	$47,537	$56,609	$39,493
Africa	3,974	3,971	3,358
Americas, excluding Canada	1,541	5,263	8,877
Asia	4,951	286	604
Europe	5,686	5,162	7,100
	$63,689	$71,291	$59,432

As at December 31:	2022	2021
Canada	$202,702	$276,081
Americas, excluding Canada	62	5
Africa	25,796	25,835
Asia	104	1
Europe	46,779	49,146
	$275,443	$351,068